Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	12 Months Ended
Dec. 31, 2022
Advance from Federal Home Loan Bank [Abstract]
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings
There were no outstanding FHLB advances at December 31, 2022 and 2021. FHLB advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities. The Bank's pledged collateral for FHLB advances had an amortized cost and fair value of $70.1 million and $61.1 million at December 31, 2022 and $94.3 million and $94.3 million at December 31, 2021, respectively.
FHLB advances are subject to prepayment penalties. During the year ended December 31, 2022, the Bank prepaid no FHLB advances. During the year ended December 31, 2021, the Bank prepaid one FHLB advance in the amount of $10.0 million, which resulted in a prepayment fee of approximately $90,000, which is included in FHLB interest expense. The Bank did not prepay any FHLB advances during the year ended December 31, 2020. Callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR. The Bank did not have any callable FHLB advances at December 31, 2022. At December 31, 2022 and 2021, the Bank had $388.3 million and $369.0 million, respectively, in additional borrowing capacity at the FHLB.
The Bank had $44.1 million of outstanding borrowings from the "discount window" of the FRB of Atlanta at December 31, 2022 compared to none at December 31, 2021. Depository institutions may borrow from the discount window for periods as long as 90 days, and borrowings are prepayable and renewable by the borrower on a daily basis. At December 31, 2022 the borrowing rate was 4.50% compared to 0.25% at December 31, 2021. At December 31, 2022, the Bank had pledged as collateral for these borrowings investment securities with an amortized cost and fair value of $72.6 million and $69.2 million compared to an amortized cost and fair value of $79.2 million and $82.6 million at December 31, 2021, respectively